Effect of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2022
Effect of fluctuations in foreign currency exchange rates
Schedule of reserves for foreign currency exchange differences

	As of	As of	As of
	December 31,	December 31,	December 31,
Details	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Changes in equity generated by the equity method value through conversion:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(9)	(9)	(9)
Proinsa Ltda.	(10)	(10)	(10)
Comercial Agrorama Ltda.	175	155	(19)
Isapre Norte Grande Ltda.	(130)	(121)	(14)
Almacenes y Depósitos Ltda.	568	305	211
Sacal S.A.	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	(38)	(36)	(13)
Agrorama S.A.	666	628	92
SQM Vitas Fzco	(3,614)	(4,165)	(3,736)
Ajay Europe	(1,911)	(1,413)	(693)
SQM Oceanía Pty Ltd.	(579)	(579)	(579)
SQM Indonesia S.A.	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.	—	372	372
SQM Holland B.V.	99	99	99
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd.	(1,642)	(1,732)	(4,052)
Pavoni & C. Spa	(363)	(153)	164
Kore Potash PLC (a)	—	—	(2,128)
SQM Colombia S.A.S.	(80)	(80)	(80)
Total	(8,042)	(7,913)	(11,569)